Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Entity Registrant Name	dei_EntityRegistrantName	VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000819978
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 01, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
Prospectus Date	rr_ProspectusDate	May 01, 2012
VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Value Line Strategic Asset Management Trust
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Trust’s investment objective is to achieve a high total investment return consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you pay in connection with an investment in the Trust. It does not take into account any fees or other expenses of any variable annuity or variable life insurance product. If such fees were reflected, expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Trust Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Trust pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Trust shares are held in a taxable account. These costs, which are not reflected in annual Trust operating expenses or in the example, affect the Trust’s performance. During the most recent fiscal year the Trust’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Trust for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Trust’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies of the Trust
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve the Trust’s investment objective, EULAV Asset Management (the “Adviser”) invests in a broad range of common stocks, bonds and money market instruments in accordance with an asset allocation strategy based primarily on data derived from proprietary computer models for the stock and bond markets which Value Line, Inc. developed. The Adviser attempts to achieve the Trust’s investment objective by following an asset allocation strategy that enables the Adviser to periodically shift the assets of the Trust among three types of securities: (a) common stocks, (b) debt securities with maturities of more than one year that are principally rated investment grade (i.e., within the four highest categories of a nationally recognized statistical rating organization) and (c) money market instruments (debt securities with maturities of less than one year). On occasion, the Trust may invest in BBB rated debt securities which may have certain speculative characteristics and in debt securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including mortgage-backed securities issued by government sponsored enterprises.

While the Trust is actively managed by the Adviser, the Adviser relies primarily on the rankings of companies by the Value Line Timeliness™ Ranking System or the Value Line Performance™ Ranking System (the “Ranking Systems”) in selecting securities for purchase or sale. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The Trust’s investments usually, as measured by the number and total value of purchases, are selected from common stocks issued by companies that are ranked 1, 2 or 3 by either Ranking System at the time of purchase. There are no set limitations of investments in any category or according to a company’s size. As described above, the Adviser relies primarily on the rankings of companies by the Ranking Systems in selecting stocks for the Trust, but has discretion, including whether and which ranked stocks to include within the Trust’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Trust’s portfolio. The Adviser analyzes the stocks provided by the Ranking Systems and determines those in which the Trust shall invest and in what amounts such investments shall be made taking into account the potential risk and reward of each investment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
To achieve the Trust's investment objective, EULAV Asset Management (the "Adviser") invests in a broad range of common stocks, bonds and money market instruments in accordance with an asset allocation strategy based primarily on data derived from proprietary computer models for the stock and bond markets which Value Line, Inc. developed. The Adviser attempts to achieve the Trust's investment objective by following an asset allocation strategy that enables the Adviser to periodically shift the assets of the Trust among three types of securities: (a) common stocks, (b) debt securities with maturities of more than one year that are principally rated investment grade (i.e., within the four highest categories of a nationally recognized statistical rating organization) and (c) money market instruments (debt securities with maturities of less than one year).

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Trust
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. The risks vary depending upon the Trust’s mix of stocks, bonds and money market securities. Therefore, before you invest in the Trust you should carefully evaluate the risks.

The chief risk that you assume when investing in the Trust is that associated with investing in common stocks and market risk, the possibility that the securities in a certain market will decline in value because of factors such as economic conditions. Market risk may affect a single issuer, an industry, a sector of the economy or the market as a whole.

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance and reduced demand for the issuer’s products or services.

You also assume an interest rate risk which is the possibility that as interest rates rise the value of most fixed income securities, especially those securities with longer maturities, will decrease. Mortgage-backed securities may be more volatile than other U.S. government securities and are subject to credit, liquidity and prepayment risk.

Because the Trust is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. The Adviser’s investment strategies may not be able to produce the desired results.

Certain securities may be difficult or impossible to sell at the time and price that the Trust would like. The Trust may have to lower the price, sell other securities instead or forgo an investment opportunity. This could have a negative effect on the Trust’s performance.

The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Trust are not backed by the full faith and credit of the United States and are neither issued nor guaranteed by the U.S. Treasury. The maximum potential liability of the instrumentalities that issue some U.S. government securities held by the Trust may exceed current resources of such instrumentalities including their legal right to receive support from the U.S. Treasury. Consequently, although such instruments are U.S. government securities, it is possible that these issuers will not have the funds to meet their payment obligations in the future causing the Trust to incur a loss.

An investment in the Trust is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 11.

The Trust’s use of the Ranking Systems involves the risk that the Ranking Systems may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking Systems or lower ranked securities will appreciate to a greater extent than those securities in the Trust’s portfolio.

The price of Trust shares will increase and decrease according to changes in the value of the Trust’s investments. Depending on the Trust’s allocation of assets among different types of securities, the Trust’s investments may be affected more greatly by changes in stock prices, which have historically tended to fluctuate more than bond prices.

Risk Lose Money [Text]	rr_RiskLoseMoney
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. The risks vary depending upon the Trust's mix of stocks, bonds and money market securities.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Trust is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Trust performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This bar chart and table can help you evaluate the potential risks of investing in the Trust. The bar chart below shows how returns for the Trust’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns of these shares for one, five, and ten years. These returns are compared to the performance of the S&P 500® Index which is a broad based market index. The returns are also compared to the performance of the Barclays Capital U.S. Government/Credit Bond Index which measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year. This performance information does not reflect separate account or variable insurance contract fees or charges. If such fees and charges were reflected, the Trust’s returns would be less than those shown. All returns reflect reinvested dividends. The Trust’s past performance is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
This bar chart and table can help you evaluate the potential risks of investing in the Trust. The bar chart below shows how returns for the Trust's shares have varied over the past ten calendar years, and the table below shows the average annual total returns of these shares for one, five, and ten years. These returns are compared to the performance of the S&P 500® Index which is a broad based market index. The returns are also compared to the performance of the Barclays Capital U.S. Government/Credit Bond Index which measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Trust's past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2009 +14.52% Worst Quarter: Q4 2008 –17.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.66%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2011
VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST | Sp 500® Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees or expenses.)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (Reflects no deduction for fees or expenses.)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years	rr_AverageAnnualReturnYear10	2.92%
VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST | Barclays Capital U.S. Governmentcredit Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees or expenses.)
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Government/Credit Bond Index (Reflects no deduction for fees or expenses.)
1 year	rr_AverageAnnualReturnYear01	8.74%
5 years	rr_AverageAnnualReturnYear05	6.55%
10 years	rr_AverageAnnualReturnYear10	5.86%
VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST | C000020640 VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Trust Operating Expenses	rr_ExpensesOverAssets	1.03%
Less: 12b-1 Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	313
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	554
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,246
2002	rr_AnnualReturn2002	(12.53%)
2003	rr_AnnualReturn2003	16.53%
2004	rr_AnnualReturn2004	12.19%
2005	rr_AnnualReturn2005	9.08%
2006	rr_AnnualReturn2006	6.85%
2007	rr_AnnualReturn2007	15.28%
2008	rr_AnnualReturn2008	(29.39%)
2009	rr_AnnualReturn2009	21.16%
2010	rr_AnnualReturn2010	15.20%
2011	rr_AnnualReturn2011	3.68%
Label	rr_AverageAnnualReturnLabel	Value Line Strategic Asset Management Trust
1 year	rr_AverageAnnualReturnYear01	3.68%
5 years	rr_AverageAnnualReturnYear05	3.33%
10 years	rr_AverageAnnualReturnYear10	4.62%

[1]	Effective May 1, 2012 through April 30, 2013, EULAV Securities LLC. (the "Distributor") has contractually agreed to waive a portion of the Trust's 12b-1 fee in an amount equal to 0.15% of the Trust's average daily net assets. There is no assurance that the Distributor will extend the contractual fee waiver beyond April 30, 2013. The waiver cannot be terminated before April 30, 2013 without the approval of the Trust's Board of Trustees.